Revenues from Contracts with Customers - Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Revenue From Contract With Customers [Line Items]
Revenue included in contract liabilities	¥ 38,905
Revenue remaining performance obligation	¥ 151,816
Maximum
Revenue From Contract With Customers [Line Items]
Revenue remaining performance obligation expected timing of satisfaction, period	Remaining term for the obligations ranges up to 28 years.